AGS-SUP-SOAI-1 042817

Statement of Additional Information Supplement dated April 28, 2017

The purpose of this supplement is to provide you with changes to the current Statement of Additional Information for Class A, B, C, R, S, Y, R5, R6 and Investor Class shares, as applicable, of the Funds listed below:

Invesco Alternative Strategies Fund

Invesco Conservative Allocation Fund

Invesco Global Low Volatility Equity Yield Fund

Invesco Growth Allocation Fund

Invesco Income Allocation Fund

Invesco International Allocation Fund

Invesco Mid Cap Core Equity Fund

Invesco Moderate Allocation Fund

Invesco Multi-Asset Inflation Fund

Invesco Small Cap Growth Fund

The following information replaces in its entirety the table under the heading “DESCRIPTION OF THE FUNDS AND THEIR INVESTMENTS AND RISKS – Classification – Asset Allocation Funds” of the Statement of Additional Information:

Underlying Funds	Invesco Alternative Strategies Fund	Invesco Conservative Allocation Fund	Invesco Growth Allocation Fund	Invesco Income Allocation Fund	Invesco International Allocation Fund	Invesco Moderate Allocation Fund	Invesco Multi- Asset Inflation Fund
Invesco All Cap Market Neutral Fund	18.50%	2.00%	4.00%	0.00%	0.00%	3.00%	0.00%
Invesco American Franchise Fund	0.00%	2.50%	5.75%	0.00%	0.00%	4.25%	0.00%
Invesco Balanced-Risk Allocation Fund	20.60%	2.50%	4.50%	0.00%	0.00%	4.50%	0.00%
Invesco Balanced-Risk Commodity Strategy Fund	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	9.45%
Invesco Comstock Fund	0.00%	0.00%	7.00%	0.00%	0.00%	6.50%	0.00%
Invesco Core Plus Bond Fund	0.00%	18.00%	5.25%	13.50%	0.00%	10.25%	0.00%
Invesco Corporate Bond Fund	0.00%	0.00%	0.00%	4.75%	0.00%	0.00%	0.00%
Invesco Developing Markets Fund	0.00%	0.00%	2.25%	0.00%	5.00%	1.50%	0.00%
Invesco Diversified Dividend Fund	0.00%	7.00%	11.50%	0.00%	0.00%	9.75%	0.00%
Invesco Dividend Income Fund	0.00%	0.00%	0.00%	12.75%	0.00%	0.00%	0.00%
Invesco Emerging Market Flexible Bond Fund	0.00%	5.00%	1.00%	0.00%	0.00%	3.00%	1.98%

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Underlying Funds	Invesco Alternative Strategies Fund	Invesco Conservative Allocation Fund	Invesco Growth Allocation Fund	Invesco Income Allocation Fund	Invesco International Allocation Fund	Invesco Moderate Allocation Fund	Invesco Multi- Asset Inflation Fund
Invesco Endeavor Fund	0.00%	2.00%	2.50%	0.00%	0.00%	2.00%	0.00%
Invesco Energy Fund	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	5.85%
Invesco Equally-Weighted S&P 500 Fund	0.00%	5.75%	10.00%	0.00%	0.00%	8.00%	0.00%
Invesco Floating Rate Fund	0.00%	5.50%	0.00%	7.25%	0.00%	2.25%	4.96%
Invesco Global Infrastructure Fund	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	6.65%
Invesco Global Market Neutral Fund	23.40%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Invesco Global Real Estate Income Fund	0.00%	3.00%	2.50%	6.25%	0.00%	2.50%	6.73%
Invesco Global Targeted Returns Fund	20.00%	2.50%	0.00%	0.00%	0.00%	0.00%	0.00%
Invesco Gold & Precious Metals Fund	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	6.11%
Invesco Growth and Income Fund	0.00%	4.25%	0.00%	0.00%	0.00%	0.00%	0.00%
Invesco High Yield Fund	0.00%	6.00%	0.00%	7.25%	0.00%	3.00%	4.52%
Invesco International Companies Fund	0.00%	0.00%	4.75%	0.00%	12.00%	3.00%	0.00%
Invesco International Core Equity Fund	0.00%	0.00%	0.00%	0.00%	10.00%	0.00%	0.00%
Invesco International Growth Fund	0.00%	3.00%	6.75%	0.00%	18.00%	4.50%	1.98%
Invesco International Small Company Fund	0.00%	0.00%	0.00%	0.00%	7.00%	0.00%	0.00%
Invesco Long/Short Equity Fund	0.00%	0.00%	3.00%	0.00%	0.00%	2.00%	0.00%
Invesco Low Volatility Emerging Markets Fund	0.00%	0.00%	2.00%	0.00%	4.00%	1.25%	0.00%

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Underlying Funds	Invesco Alternative Strategies Fund	Invesco Conservative Allocation Fund	Invesco Growth Allocation Fund	Invesco Income Allocation Fund	Invesco International Allocation Fund	Invesco Moderate Allocation Fund	Invesco Multi- Asset Inflation Fund
Invesco Macro Allocation Strategy Fund	17.50%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Invesco Multi-Asset Income Fund	0.00%	0.00%	0.00%	10.00%	0.00%	0.00%	0.00%
Invesco Quality Income Fund	0.00%	9.25%	2.50%	11.75%	0.00%	6.00%	1.98%
Invesco Short Duration Inflation Protected Fund	0.00%	4.75%	0.00%	0.00%	0.00%	2.50%	14.88%
Invesco Short Term Bond Fund	0.00%	3.50%	1.75%	0.00%	0.00%	2.00%	0.00%
Invesco Small Cap Equity Fund	0.00%	0.00%	2.25%	0.00%	0.00%	2.00%	0.00%
Invesco U.S. Government Fund	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	6.28%
iShares U.S. Consumer Goods ETF	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	7.13%
PowerShares 1-30 Laddered Treasury Portfolio	0.00%	5.50%	2.50%	3.50%	0.00%	5.00%	0.00%
PowerShares DB Oil Fund	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	7.81%
PowerShares Emerging Markets Sovereign Debt Portfolio	0.00%	0.00%	0.00%	5.25%	0.00%	0.00%	0.00%
PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio	0.00%	3.00%	6.25%	0.00%	18.00%	4.75%	0.00%
PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio	0.00%	0.00%	0.00%	0.00%	9.00%	0.00%	0.00%
PowerShares FTSE RAFI Emerging Markets Portfolio	0.00%	0.00%	0.00%	0.00%	6.00%	0.00%	0.00%
PowerShares LadderRite 0-5 Year Corporate Bond Portfolio	0.00%	2.50%	0.00%	0.00%	0.00%	0.00%	0.00%

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Underlying Funds	Invesco Alternative Strategies Fund	Invesco Conservative Allocation Fund	Invesco Growth Allocation Fund	Invesco Income Allocation Fund	Invesco International Allocation Fund	Invesco Moderate Allocation Fund	Invesco Multi- Asset Inflation Fund
iShares U.S. Healthcare ETF	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	7.83%
Energy Select Sector SPDR Fund	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	5.85%
PowerShares Russell Top 200 Pure Growth Portfolio	0.00%	2.50%	6.00%	0.00%	0.00%	4.50%	0.00%
PowerShares Russell Top 200 Pure Value Portfolio	0.00%	0.00%	0.00%	7.00%	0.00%	0.00%	0.00%
PowerShares S&P International Developed Low Volatility Portfolio	0.00%	0.00%	0.00%	5.50%	11.00%	0.00%	0.00%
PowerShares S&P MidCap Low Volatility Portfolio	0.00%	0.00%	3.00%	0.00%	0.00%	2.00%	0.00%
PowerShares S&P SmallCap Low Volatility Portfolio	0.00%	0.00%	2.50%	0.00%	0.00%	0.00%	0.00%
PowerShares Variable Rate Preferred Portfolio	0.00%	0.00%	0.00%	5.25%	0.00%	0.00%	0.00%

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AGS-SUP-SOAI-R6 042817

Statement of Additional Information Supplement dated April 28, 2017

The purpose of this supplement is to provide you with changes to the current Statement of Additional Information for Class R6 shares of the Funds listed below:

Invesco Conservative Allocation Fund

Invesco Global Low Volatility Equity Yield Fund

Invesco Growth Allocation Fund

Invesco Income Allocation Fund

Invesco International Allocation Fund

Invesco Moderate Allocation Fund

The following information replaces in its entirety the table under the heading “DESCRIPTION OF THE FUNDS AND THEIR INVESTMENTS AND RISKS – Classification – Asset Allocation Funds” of the Statement of Additional Information:

Underlying Funds	Invesco Conservative Allocation Fund	Invesco Growth Allocation Fund	Invesco Income Allocation Fund	Invesco International Allocation Fund	Invesco Moderate Allocation Fund
Invesco All Cap Market Neutral Fund	2.00%	4.00%	0.00%	0.00%	3.00%
Invesco American Franchise Fund	2.50%	5.75%	0.00%	0.00%	4.25%
Invesco Balanced-Risk Allocation Fund	2.50%	4.50%	0.00%	0.00%	4.50%
Invesco Comstock Fund	0.00%	7.00%	0.00%	0.00%	6.50%
Invesco Core Plus Bond Fund	18.00%	5.25%	13.50%	0.00%	10.25%
Invesco Corporate Bond Fund	0.00%	0.00%	4.75%	0.00%	0.00%
Invesco Developing Markets Fund	0.00%	2.25%	0.00%	5.00%	1.50%
Invesco Diversified Dividend Fund	7.00%	11.50%	0.00%	0.00%	9.75%
Invesco Dividend Income Fund	0.00%	0.00%	12.75%	0.00%	0.00%
Invesco Emerging Market Flexible Bond Fund	5.00%	1.00%	0.00%	0.00%	3.00%
Invesco Endeavor Fund	2.00%	2.50%	0.00%	0.00%	2.00%
Invesco Equally-Weighted S&P 500 Fund	5.75%	10.00%	0.00%	0.00%	8.00%

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Underlying Funds	Invesco Conservative Allocation Fund	Invesco Growth Allocation Fund	Invesco Income Allocation Fund	Invesco International Allocation Fund	Invesco Moderate Allocation Fund
Invesco Floating Rate Fund	5.50%	0.00%	7.25%	0.00%	2.25%
Invesco Global Real Estate Income Fund	3.00%	2.50%	6.25%	0.00%	2.50%
Invesco Global Targeted Returns Fund	2.50%	0.00%	0.00%	0.00%	0.00%
Invesco Growth and Income Fund	4.25%	0.00%	0.00%	0.00%	0.00%
Invesco High Yield Fund	6.00%	0.00%	7.25%	0.00%	3.00%
Invesco International Companies Fund	0.00%	4.75%	0.00%	12.00%	3.00%
Invesco International Core Equity Fund	0.00%	0.00%	0.00%	10.00%	0.00%
Invesco International Growth Fund	3.00%	6.75%	0.00%	18.00%	4.50%
Invesco International Small Company Fund	0.00%	0.00%	0.00%	7.00%	0.00%
Invesco Long/Short Equity Fund	0.00%	3.00%	0.00%	0.00%	2.00%
Invesco Low Volatility Emerging Markets Fund	0.00%	2.00%	0.00%	4.00%	1.25%
Invesco Multi-Asset Income Fund	0.00%	0.00%	10.00%	0.00%	0.00%
Invesco Quality Income Fund	9.25%	2.50%	11.75%	0.00%	6.00%
Invesco Short Duration Inflation Protected Fund	4.75%	0.00%	0.00%	0.00%	2.50%
Invesco Short Term Bond Fund	3.50%	1.75%	0.00%	0.00%	2.00%
Invesco Small Cap Equity Fund	0.00%	2.25%	0.00%	0.00%	2.00%
PowerShares 1-30 Laddered Treasury Portfolio	5.50%	2.50%	3.50%	0.00%	5.00%

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Underlying Funds	Invesco Conservative Allocation Fund	Invesco Growth Allocation Fund	Invesco Income Allocation Fund	Invesco International Allocation Fund	Invesco Moderate Allocation Fund
PowerShares Emerging Markets Sovereign Debt Portfolio	0.00%	0.00%	5.25%	0.00%	0.00%
PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio	3.00%	6.25%	0.00%	18.00%	4.75%
PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio	0.00%	0.00%	0.00%	9.00%	0.00%
PowerShares FTSE RAFI Emerging Markets Portfolio	0.00%	0.00%	0.00%	6.00%	0.00%
PowerShares International Dividend Achievers Portfolio	0.00%	0.00%	0.00%	0.00%	0.00%
PowerShares LadderRite 0-5 Year Corporate Bond Portfolio	2.50%	0.00%	0.00%	0.00%	0.00%
PowerShares Russell Top 200 Pure Growth Portfolio	2.50%	6.00%	0.00%	0.00%	4.50%
PowerShares Russell Top 200 Pure Value Portfolio	0.00%	0.00%	7.00%	0.00%	0.00%
PowerShares S&P International Developed Low Volatility Portfolio	0.00%	0.00%	5.50%	11.00%	0.00%
PowerShares S&P MidCap Low Volatility Portfolio	0.00%	3.00%	0.00%	0.00%	2.00%
PowerShares S&P SmallCap Low Volatility Portfolio	0.00%	2.50%	0.00%	0.00%	0.00%
PowerShares Variable Rate Preferred Portfolio	0.00%	0.00%	5.25%	0.00%	0.00%

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